Share Exchanges with and Purchases of Noncontrolling Interests - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Jun. 30, 2010 Colombian Partners	Jun. 30, 2010 Colombian Partners Additional Paid-in Capital	Dec. 31, 2010 Colombian Partners Additional Paid-in Capital	Nov. 30, 2010 Cinemark Panama	Nov. 30, 2010 Cinemark Panama Additional Paid-in Capital	Dec. 31, 2010 Cinemark Panama Additional Paid-in Capital	May 31, 2011 Subsidiaries	May 31, 2011 Subsidiaries Additional Paid-in Capital	Dec. 31, 2011 Subsidiaries Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Company issued common stock							1,112,723
Increase in Cinemark Holdings, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange								$ 6,951	$ 6,951
Book Value of Noncontrolling Interest	10,762		11,321	10,919			5,865			498
Accumulated other comprehensive loss							1,086						485
Ownership share							100.00%			100.00%			100.00%
Percentage of share purchased in Cinemark Chile										20.00%			2.60%
Purchase of noncontrolling interest in Cinemark Chile										888			1,443
Adjustment in common stock and additional-paid-in-capital											390
Decrease in additional paid-in-capital	1,443	888			1,402	390						390		1,402	1,402
Difference between cash paid and the book value													$ 917